[AXA EQUITABLE LOGO]

SHANE DALY

Counsel

(212) 314-3912

Fax: (212) 314-3953

June 8, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

File No. 333-61380 and 811-08754

CIK #0000929634

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to
Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 17 and Amendment No. 124 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-61380 and 811-08754 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 45 (“Separate Account”) of AXA Equitable.

This Supplement describes an offer we intend to make to contract owners in connection with certain guaranteed death benefits offered by the contract. More specifically, AXA Equitable is offering to increase the contract owner’s account value in return for terminating the guaranteed minimum death benefit (and earnings enhancement benefit, if applicable) and the standard death benefit. Contract owners are not required to accept this offer or take any other action under the contract. If the contract owner does not accept the offer, his or her contract will continue unchanged.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Shane Daly
Shane Daly

cc: Christopher E. Palmer, Esq.